Shareholders’ equity	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Equity [Abstract]
Shareholders’ equity

Note 10 – Shareholders’ equity

The Target Company was incorporated under the laws of Malaysia on April 22, 2022 with registered capital of 1,000 ordinary shares with a par value of RM1 Malaysia Ringgit each.

Note 10 – Shareholders’ equity

The Target Company was incorporated under the laws of Malaysia on April 22, 2022 with registered capital of 1,000 ordinary shares with a par value of RM1 Malaysia Ringgit each.